GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending April 30, 2001 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:


AIM Blue Chip Fund
File No. 811-01424
Form N-30D
Filed via EDGAR and accepted on July 10, 2001
Accession No. 0000950129-01-501872

Franklin Small Cap Growth Fund I
File No. 811-06243
Form N-30D
Filed via EDGAR and accepted on July 10, 2001
Accession No. 0000872625-01-500012